Leases - Supplemental Balance Sheet and Other Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease right-of-use assets	$ 153,144	$ 116,238
Current operating lease liabilities	28,837	24,335
Long-term operating lease liabilities	$ 129,107	$ 96,658
Weighted average remaining lease term - operating leases	9 years 2 months 15 days	7 years 4 months 17 days
Weighted average discount rate	3.23%	3.31%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other long-term assets	Other long-term assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued And Other Liabilities, Current	Accrued And Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities